Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ONEMETA INC.
Entity Central Index Key	0001388295
Entity Tax Identification Number	20-5150818
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	450 South 400 East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bountiful
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84010
City Area Code	(702)
Local Phone Number	550-0122
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	321 W. Winnie Ln. Ste. 104
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	(775)
Local Phone Number	884-2700
Contact Personnel Name	UniSearch, Inc.